Earnings / (Loss) per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings / (Loss) per Share [Abstract]
Computation for Basic and Diluted Earnings (Losses) per Share
The following table sets forth the computation for basic and diluted earnings (losses) per share:

	2023		2022
	Basic EPS	Diluted EPS	Basic EPS	Diluted EPS
Net income	$34,083	$34,083	$1,790	$1,790
Income allocated to participating securities	(1)	(1)	-	-
less deemed dividends on Series B preferred stock upon exchange of common stock	-	-	(9,271)	(9,271)
less deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	(9,809)	-	-	-
less deemed dividend to the July and August warrants’ holders due to triggering of a down-round feature	(789)	(789)	-	-
less dividends on preferred stock	(951)	-	(328)	(328)
less Changes in fair value of warrants’ liability	-	(966)	-	-
Total net income / (loss) attributable to common stockholders	22,533	32,327	(7,809)	(7,809)

Weighted average number of common shares, basic	9,284,254	9,284,254	286,155	286,155
Effect of dilutive shares	-	23,082,475	-	-
Weighted average number of common shares, diluted	9,284,254	32,366,729	286,155	286,155

Earnings / (Loss) per common share	$2.43	$1.00	$(27.29)	$(27.29)